Net Property and Equipment in Service (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment excluding construction in progress	$ 2,242,271	$ 2,053,854
Less accumulated depreciation	1,178,982	1,042,724
Less accumulated amortization	50,047	41,552
Net property and equipment in service	1,013,242	969,578
Property and equipment under capital leases	112,495	104,251
Land and buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment excluding construction in progress	100,038	69,984
Telephony transmission equipment and distribution facilities
Property, Plant and Equipment [Line Items]
Property, plant and equipment excluding construction in progress	1,189,470	1,085,963
Cable transmission equipment and distribution facilities
Property, Plant and Equipment [Line Items]
Property, plant and equipment excluding construction in progress	193,832	177,410
Studio equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment excluding construction in progress	14,396	12,680
Support equipment and systems
Property, Plant and Equipment [Line Items]
Property, plant and equipment excluding construction in progress	270,629	245,301
Transportation equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment excluding construction in progress	15,667	13,619
Customer premise equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment excluding construction in progress	153,039	149,372
Fiber optic cable systems
Property, Plant and Equipment [Line Items]
Property, plant and equipment excluding construction in progress	$ 305,200	$ 299,525